Financial Instruments - Schedule of Carrying Value of Financial Instruments by Categories (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	₨ 329	₨ 470
Financial assets amortised cost	38,008	23,775
Financial liabilities amortised cost	260,472	270,510
Financial liabilities designated upon initial recognition	233	2,534
Financial assets	625,064	626,859
Financial liabilities	261,034	273,514
Trade payables and accrued expenses [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	88,566	89,054
Financial liabilities	88,566	89,054
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	7,257	6,790
Financial liabilities	7,257	6,790
Loans, borrowings and bank overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	141,466	150,093
Financial liabilities	141,466	150,093
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	23,183	24,573
Financial liabilities	23,183	24,573
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	329	470
Financial liabilities designated upon initial recognition	233	2,534
Financial liabilities	562	3,004
Financial Assets Cash And Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	96,953	91,880
Financial assets	96,953	91,880
Equity instruments [member]
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Financial Assets at FVTPL	4,404	3,773
Financial assets designated upon initial recognition	15,830	15,647
Financial assets	20,234	19,420
Fixed maturity plan mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	1,395	1,300
Financial assets	1,395	1,300
Short-term mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	71,686	40,262
Financial assets	71,686	40,262
Non-convertible debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	154,407	146,296
Financial assets	154,407	146,296
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	7,030	9,422
Financial assets	7,030	9,422
Commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	11,845	18,624
Financial assets	11,845	18,624
Certificate of deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory		16,828
Financial assets		16,828
Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	28,195	54,025
Financial assets	28,195	54,025
Inter corporate and term deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	38,008	23,775
Financial assets	38,008	23,775
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	119,522	127,213
Financial assets	119,522	127,213
Unbilled receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	58,345	60,515
Financial assets	58,345	60,515
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	16,086	15,426
Financial assets	16,086	15,426
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	390	1,101
Financial assets designated upon initial recognition	968	772
Financial assets	1,358	1,873
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	77,875	46,436
Mandatory [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	201,477	245,195
Designated upon initial recognition [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated upon initial recognition	16,798	16,419
Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	₨ 328,914	₨ 318,809